Retirement Benefit Plan - Summary of Expense or Income from Retirement Benefit Arrangements Recognised in Income Statement (Detail) - GBP (£) £ in Millions	12 Months Ended
	Mar. 31, 2018	Mar. 31, 2017	Mar. 31, 2016
Service cost (including administration expenses & PPF levy):
Service cost (including administration expenses & PPF levy)	£ 624	£ 521	£ 494
Net interest expense on pensions deficit included in specific items (note 8)	218	209	221
Total recognised in the income statement	842	730	715
Defined Benefit Plan [Member]
Service cost (including administration expenses & PPF levy):
Service cost (including administration expenses & PPF levy)	376	281	301
Defined Contribution Plans [Member]
Service cost (including administration expenses & PPF levy):
Service cost (including administration expenses & PPF levy)	265	£ 240	£ 193
Past Service Credit [Member]
Service cost (including administration expenses & PPF levy):
Service cost (including administration expenses & PPF levy)	£ (17)